INVESTMENT SECURITIES - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investment securities
Financial assets	$ 245,105,338	$ 222,154,907
Held-to-maturity investments		2,899,039
Financial assets at amortised cost, category [member]
Disclosure of investment securities
Financial assets	215,324,860	26,802,972
Debt securities | Financial assets at amortised cost, category [member]
Disclosure of investment securities
Financial assets	2,972,616
Held-to-maturity investments		2,899,039
Financial assets pledged as collateral for liabilities or contingent liabilities	0	0
Debt securities | Financial assets at amortised cost, category [member] | Up to 1 month
Disclosure of investment securities
Financial assets	671,047
Held-to-maturity investments		722,026
Debt securities | Financial assets at amortised cost, category [member] | More than 1 month and no more than 3 months
Disclosure of investment securities
Financial assets	12,787
Held-to-maturity investments		38,071
Debt securities | Financial assets at amortised cost, category [member] | More than 3 months and no more than 1 year
Disclosure of investment securities
Financial assets	2,287,755
Held-to-maturity investments		2,133,344
Debt securities | Financial assets at amortised cost, category [member] | Later than one year and not later than five years [member]
Disclosure of investment securities
Financial assets	1,027
Held-to-maturity investments		5,598
Debt securities | Financial assets at amortised cost, category [member] | Securities issued or secured by Colombian Government
Disclosure of investment securities
Held-to-maturity investments		424
Debt securities | Financial assets at amortised cost, category [member] | Securities issued or secured by other Colombian Government entities
Disclosure of investment securities
Financial assets	2,931,172
Held-to-maturity investments		2,839,286
Debt securities | Financial assets at amortised cost, category [member] | Securities issued by foreign Governments
Disclosure of investment securities
Financial assets	32,321
Held-to-maturity investments		26,864
Debt securities | Financial assets at amortised cost, category [member] | Securities issued or secured by other financial entities
Disclosure of investment securities
Financial assets	$ 9,123
Held-to-maturity investments		$ 32,465